Consolidated Statements of Changes in Equity (Parenthetical) (JPY ¥)	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Statement Of Stockholders Equity [Abstract]
Cash dividends attributable to KONAMI CORPORATION stockholders, per share	¥ 34	¥ 50	¥ 50